Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended			24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Oct. 31, 2015	Oct. 31, 2025	Oct. 31, 2016	Oct. 31, 2016	Oct. 31, 2017	Oct. 31, 2018	Oct. 31, 2019	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2022	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2025
C000120699 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Emerging Markets ex-China Fund (Class R6)
Accumulated Value	$ 10,000			$ 12,035	$ 14,571	$ 12,270	$ 15,082	$ 15,981	$ 18,485	$ 12,828	$ 14,550	$ 16,345	$ 20,097
C000029646 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Emerging Markets ex-China Fund (Class R5)
Accumulated Value	10,000			12,029	14,557	12,254	15,051	15,939	18,423	12,772	14,478	16,255	19,972
C000071223 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Emerging Markets ex-China Fund (Class Y)
Accumulated Value	10,000			12,014	14,522	12,210	14,986	15,858	18,320	12,693	14,382	16,137	19,811
C000000564 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Emerging Markets ex-China Fund (Class C) —including sales charge
Accumulated Value	10,000			11,893	14,233	11,847	14,397	15,085	17,254	11,837	13,277	14,864	18,200
C000000562 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Emerging Markets ex-China Fund (Class A) —including sales charge
Accumulated Value	9,450			11,324	13,655	11,451	14,019	14,796	17,052	11,785	13,318	14,909	18,258
C000000565 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Health Care Fund (Class A) —including sales charge
Accumulated Value	9,450			8,232	9,691	10,372	11,456	12,868	16,495	14,068	13,404	16,261	17,175
C000000567 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Health Care Fund (Class C) —including sales charge
Accumulated Value	10,000			8,647	10,103	10,734	11,767	13,115	16,690	14,128	13,357	16,204	17,113
C000265799 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Health Care Fund (Class R)
Accumulated Value	10,000			8,689	10,204	10,894	12,003	13,448	17,196	14,629	13,905	16,828	17,724
C000071224 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Health Care Fund (Class Y)
Accumulated Value	10,000			8,733	10,306	11,060	12,244	13,789	17,721	15,150	14,474	17,602	18,630
C000029647 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Health Care Fund (Investor Class)
Accumulated Value	10,000			8,711	10,255	10,975	12,122	13,617	17,453	14,886	14,183	17,205	18,170
C000188882 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Health Care Fund (Class R6)
Accumulated Value	10,000			8,711	10,273	11,031	12,219	13,765	17,707	15,157	14,488	17,637	18,687
C000120702 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Balanced-Risk Allocation Fund (Class R6)
Accumulated Value	10,000			10,793	11,668	11,300	12,593	12,567	15,252	13,164	12,932	14,792	15,869
C000076841 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Balanced-Risk Allocation Fund (Class R5)
Accumulated Value	10,000			10,788	11,665	11,275	12,557	12,525	15,183	13,100	12,868	14,715	15,763
C000076840 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Balanced-Risk Allocation Fund (Class Y)
Accumulated Value	10,000			10,775	11,643	11,254	12,534	12,492	15,137	13,050	12,819	14,653	15,687
C000076839 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Balanced-Risk Allocation Fund (Class R)
Accumulated Value	10,000			10,726	11,529	11,088	12,284	12,189	14,690	12,602	12,304	14,009	14,915
C000076838 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Balanced-Risk Allocation Fund (Class C) —including sales charge
Accumulated Value	10,000			10,667	11,408	10,926	12,042	11,878	14,258	12,180	11,830	13,489	14,411
C000076836 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Balanced-Risk Allocation Fund (Class A) —including sales charge
Accumulated Value	9,450			10,167	10,946	10,565	11,724	11,660	14,098	12,126	11,876	13,541	14,462
C000092474 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Balanced-Risk Commodity Strategy Fund (Class A) —including sales charge
Accumulated Value	9,450			9,883	9,930	9,633	9,233	8,687	11,998	12,793	13,037	13,510	15,237
C000092476 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Balanced-Risk Commodity Strategy Fund (Class C) —including sales charge
Accumulated Value	10,000			10,379	10,343	9,955	9,491	8,862	12,142	12,833	12,989	13,461	15,179
C000092477 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Balanced-Risk Commodity Strategy Fund (Class R)
Accumulated Value	10,000			10,432	10,468	10,121	9,690	9,106	12,540	13,314	13,560	14,018	15,756
C000092478 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Balanced-Risk Commodity Strategy Fund (Class Y)
Accumulated Value	10,000			10,483	10,567	10,274	9,880	9,312	12,887	13,763	14,072	14,635	16,542
C000092479 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Balanced-Risk Commodity Strategy Fund (Class R5)
Accumulated Value	10,000			10,497	10,584	10,293	9,903	9,352	12,939	13,813	14,122	14,683	16,585
C000120704 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Balanced-Risk Commodity Strategy Fund (Class R6)
Accumulated Value	10,000			10,496	10,606	10,317	9,933	9,367	12,969	13,847	14,161	14,702	16,624
C000120706 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Multi-Asset Income Fund (Class R6)
Accumulated Value	10,000			10,971	12,059	11,710	13,287	12,133	13,610	11,159	11,641	13,551	14,812
C000107692 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Multi-Asset Income Fund (Class R5)
Accumulated Value	10,000			10,982	12,059	11,722	13,300	12,128	13,584	11,143	11,604	13,508	14,746
C000107691 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Multi-Asset Income Fund (Class Y)
Accumulated Value	10,000			10,971	12,058	11,710	13,287	12,125	13,593	11,139	11,613	13,505	14,729
C000107690 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Multi-Asset Income Fund (Class R)
Accumulated Value	10,000			10,928	11,951	11,548	13,038	11,850	13,205	10,766	11,168	12,924	14,025
C000107689 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Multi-Asset Income Fund (Class C) —including sales charge
Accumulated Value	10,000			10,862	11,821	11,364	12,767	11,531	12,800	10,394	10,714	12,433	13,545
C000107688 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Multi-Asset Income Fund (Class A) —including sales charge
Accumulated Value	9,450			10,342	11,339	10,984	12,433	11,318	12,646	10,349	10,749	12,474	13,586
C000209537 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Emerging Markets Local Debt Fund (Class A) —including sales charge
Accumulated Value	9,575			10,832	11,513	10,618	12,321	11,950	11,734	9,763	11,069	11,804	13,255
C000209539 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Emerging Markets Local Debt Fund (Class C) —including sales charge
Accumulated Value	10,000			11,229	11,840	10,827	12,458	11,981	11,668	9,632	10,839	11,559	12,984
C000209538 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Emerging Markets Local Debt Fund (Class R)
Accumulated Value	10,000			11,300	11,974	11,005	12,726	12,300	12,039	9,990	11,298	12,017	13,466
C000209540 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Emerging Markets Local Debt Fund (Class Y)
Accumulated Value	10,000			11,346	12,105	11,172	12,989	12,643	12,422	10,361	11,799	12,590	14,177
C000209536 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Emerging Markets Local Debt Fund (Class R5)
Accumulated Value	10,000			11,313	12,024	11,089	12,875	12,522	12,329	10,299	11,735	12,521	14,101
C000209535 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Emerging Markets Local Debt Fund (Class R6)
Accumulated Value	10,000			11,358	12,114	11,203	13,040	12,704	12,513	10,452	11,887	12,707	14,310
C000209551 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Global Allocation Fund (Class R6)
Accumulated Value	10,000			10,318	11,694	11,138	12,089	12,501	15,921	12,894	13,662	16,263	18,310
C000209550 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Global Allocation Fund (Class R5)
Accumulated Value	10,000			10,272	11,590	10,997	11,908	12,313	15,683	12,707	13,463	16,021	18,043
C000209549 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Global Allocation Fund (Class Y)
Accumulated Value	10,000			10,297	11,649	11,080	12,003	12,389	15,751	12,746	13,490	16,028	18,030
C000209547 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Global Allocation Fund (Class R)
Accumulated Value	10,000			10,251	11,537	10,922	11,768	12,085	15,291	12,314	12,967	15,337	17,159
C000209548 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Global Allocation Fund (Class C) —including sales charge
Accumulated Value	10,000			10,197	11,420	10,754	11,530	11,783	14,832	11,882	12,450	14,769	16,570
C000209552 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Global Allocation Fund (Class A) —including sales charge
Accumulated Value	9,450			9,707	10,953	10,392	11,229	11,562	14,669	11,838	12,495	14,822	16,632
C000209558 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Multi-Strategy Fund (Class A) —including sales charge
Accumulated Value	9,450			9,433	9,602	9,827	9,783	9,877	10,336	9,654	9,819	10,558	10,159
C000209557 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Multi-Strategy Fund (Class C) —including sales charge
Accumulated Value	10,000			9,909	10,004	10,163	10,036	10,057	10,444	9,683	9,772	10,508	10,111
C000209556 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Multi-Strategy Fund (Class R)
Accumulated Value	10,000			9,956	10,106	10,315	10,243	10,316	10,767	10,027	10,173	10,912	10,474
C000209555 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Multi-Strategy Fund (Class Y)
Accumulated Value	10,000			10,008	10,206	10,470	10,447	10,575	11,090	10,383	10,590	11,412	11,008
C000209554 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Multi-Strategy Fund (Class R5)
Accumulated Value	10,000			9,982	10,161	10,399	10,368	10,515	11,046	10,355	10,575	11,418	11,029
C000209553 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Multi-Strategy Fund (Class R6)
Accumulated Value	10,000			10,029	10,248	10,532	10,524	10,673	11,220	10,523	10,744	11,600	11,204
C000209589 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Core Bond Fund (Class R6)
Accumulated Value	10,000		$ 10,462		10,656	10,470	11,689	12,596	12,657	10,477	10,569	11,841	12,531
C000209590 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Core Bond Fund (Class R5)
Accumulated Value	10,000			10,426	10,597	10,377	11,551	12,442	12,499	10,328	10,415	11,665	12,365
C000209591 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Core Bond Fund (Class Y)
Accumulated Value	10,000			10,453	10,654	10,460	11,674	12,557	12,611	10,440	10,526	11,792	12,495
C000209592 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Core Bond Fund (Class R)
Accumulated Value	10,000			10,393	10,530	10,264	11,400	12,187	12,170	10,019	10,052	11,202	11,809
C000209593 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Core Bond Fund (Class C) —including sales charge
Accumulated Value	10,000			10,342	10,426	10,112	11,159	11,885	11,809	9,675	9,659	10,790	11,403
C000209594 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Core Bond Fund (Class A) —including sales charge
Accumulated Value	9,575			9,983	10,147	9,936	11,051	11,864	11,881	9,810	9,850	11,003	11,633
C000209615 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Developing Markets Fund (Class A) —including sales charge
Accumulated Value	9,450			10,225	12,745	11,275	13,299	14,063	16,413	10,136	11,748	13,262	15,816
C000209617 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Developing Markets Fund (Class C) —including sales charge
Accumulated Value	10,000			10,740	13,284	11,663	13,657	14,331	16,605	10,178	11,706	13,214	15,758
C000209616 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Developing Markets Fund (Class R)
Accumulated Value	10,000			10,795	13,421	11,842	13,935	14,699	17,113	10,543	12,185	13,720	16,322
C000209618 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Developing Markets Fund (Class Y)
Accumulated Value	10,000			10,849	13,552	12,019	14,213	15,067	17,630	10,916	12,683	14,349	17,157
C000209614 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Developing Markets Fund (Class R5)
Accumulated Value	10,000			10,820	13,487	11,931	14,089	14,947	17,502	10,862	12,633	14,303	17,122
C000209613 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Developing Markets Fund (Class R6)
Accumulated Value	10,000			10,867	13,601	12,083	14,311	15,195	17,803	11,041	12,841	14,553	17,427
C000209625 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Global Strategic Income Fund (Class R6)
Accumulated Value	10,000			10,487	11,035	10,738	11,639	11,539	11,785	9,908	10,653	11,791	13,270
C000209626 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Global Strategic Income Fund (Class R5)
Accumulated Value	10,000			10,441	10,941	10,610	11,466	11,373	11,617	9,780	10,515	11,635	13,049
C000209630 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Global Strategic Income Fund (Class Y)
Accumulated Value	10,000			10,494	11,021	10,685	11,594	11,451	11,680	9,814	10,541	11,653	13,096
C000209628 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Global Strategic Income Fund (Class R)
Accumulated Value	10,000			10,415	10,885	10,529	11,338	11,173	11,340	9,487	10,137	11,113	12,429
C000209629 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Global Strategic Income Fund (Class C) —including sales charge
Accumulated Value	10,000			10,363	10,777	10,371	11,112	10,894	11,001	9,149	9,729	10,694	11,989
C000209627 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Global Strategic Income Fund (Class A) —including sales charge
Accumulated Value	9,575			9,998	10,476	10,160	10,968	10,837	11,027	9,249	9,909	10,892	12,222
C000209633 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco International Bond Fund (Class A) —including sales charge
Accumulated Value	9,575			10,331	10,898	10,284	11,230	11,382	10,979	8,838	9,668	10,469	12,102
C000209635 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco International Bond Fund (Class C) —including sales charge
Accumulated Value	10,000			10,692	11,215	10,500	11,381	11,448	10,957	8,743	9,495	10,282	11,885
C000209634 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco International Bond Fund (Class R)
Accumulated Value	10,000			10,764	11,347	10,679	11,633	11,738	11,292	9,080	9,885	10,704	12,345
C000209636 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco International Bond Fund (Class Y)
Accumulated Value	10,000			10,797	11,439	10,821	11,845	12,034	11,638	9,370	10,277	11,183	12,958
C000209632 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco International Bond Fund (Class R5)
Accumulated Value	10,000			10,789	11,382	10,741	11,734	11,935	11,558	9,335	10,237	11,113	12,878
C000209631 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco International Bond Fund (Class R6)
Accumulated Value	10,000			10,837	11,501	10,876	11,945	12,132	11,747	9,486	10,411	11,307	13,108
C000209637 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Discovery Mid Cap Growth Fund (Class R6)
Accumulated Value	10,000			10,025	12,826	13,336	16,125	20,340	29,497	20,522	19,217	27,135	30,922
C000209638 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Discovery Mid Cap Growth Fund (Class R5)
Accumulated Value	10,000			9,981	12,719	13,167	15,878	20,025	29,012	20,177	18,872	26,629	30,327
C000209642 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Discovery Mid Cap Growth Fund (Class Y)
Accumulated Value	10,000			10,004	12,780	13,265	16,008	20,162	29,202	20,295	18,972	26,754	30,448
C000209640 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Discovery Mid Cap Growth Fund (Class R)
Accumulated Value	10,000			9,955	12,651	13,065	15,690	19,661	28,334	19,592	18,228	25,576	28,974
C000209641 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Discovery Mid Cap Growth Fund (Class C) —including sales charge
Accumulated Value	10,000			9,902	12,521	12,870	15,372	19,175	27,501	18,934	17,522	24,653	27,993
C000209639 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Discovery Mid Cap Growth Fund (Class A) —including sales charge
Accumulated Value	9,450			9,432	12,019	12,443	14,984	18,819	27,189	18,844	17,574	24,726	28,079
MSCI Emerging Markets Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index (Net)
Accumulated Value	10,000			10,927	13,817	12,088	13,521	14,636	17,119	11,807	13,083	16,394	20,971
MSCI World Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World Index (Net)
Accumulated Value	10,000			10,118	12,423	12,567	14,162	14,780	20,755	16,920	18,693	24,988	30,490
MSCI ACWI Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Index (Net)
Accumulated Value	10,000			10,205	12,573	12,508	14,082	14,771	20,277	16,230	17,935	23,816	29,208
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Index
Accumulated Value	10,000			10,559	10,683	10,464	11,462	12,108	11,957	9,472	9,635	10,554	11,154
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000			10,437	10,531	10,315	11,502	12,214	12,155	10,249	10,286	11,370	12,071
Bloomberg Global Aggregate ex U S Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate ex-U.S. Index
Accumulated Value	10,000			10,647	10,781	10,556	11,384	11,949	11,711	8,831	9,060	9,844	10,358
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Accumulated Value	10,000			10,451	12,921	13,870	15,857	17,397	24,862	21,230	23,383	32,272	39,196
MSCI Emerging Markets ex China Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets ex China Index (Net)
Accumulated Value	10,000			11,208	13,578	12,161	13,559	12,813	17,564	13,719	14,683	18,676	23,504
MSCI World Health Care Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World Health Care Index
Accumulated Value	10,000			9,244	11,017	11,906	13,135	14,377	18,685	17,532	17,195	20,624	20,553
S And P Composite 1500 Health Care Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Composite 1500® Health Care Index
Accumulated Value	10,000			9,650	11,902	13,365	14,426	15,988	21,349	21,187	20,077	24,100	24,079
Custom Invesco Balanced Risk Allocation Style Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Custom Invesco Balanced Risk Allocation Style Index
Accumulated Value	10,000			10,271	11,666	11,669	13,125	13,943	17,089	14,187	15,118	18,758	21,710
Bloomberg Commodity Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Commodity Index
Accumulated Value	10,000			9,738	9,967	9,794	9,541	8,707	12,532	13,929	13,516	13,357	15,247
Custom Invesco Multi Asset Income Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Custom Invesco Multi-Asset Income Index
Accumulated Value	10,000			10,323	11,273	11,202	12,585	13,351	15,294	12,764	13,328	15,911	17,882
JP Morgan Government Bond Index Emerging Markets GBI EM Global Diversified Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JP Morgan Government Bond Index - Emerging Markets (GBI-EM) Global Diversified Index
Accumulated Value	10,000			11,104	11,680	10,911	12,612	12,131	12,234	9,753	11,070	12,040	13,613
Custom Invesco Global Allocation Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Custom Invesco Global Allocation Index
Accumulated Value	10,000			10,353	11,798	11,788	13,208	13,954	16,845	14,053	15,053	18,557	21,465
Bloomberg Global Aggregate USD Hedged Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate USD Hedged Index
Accumulated Value	10,000			10,517	10,646	10,668	11,806	12,317	12,215	10,734	10,919	12,001	12,637
HFRX Global Hedge Fund Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		HFRX Global Hedge Fund Index
Accumulated Value	10,000			9,870	10,558	10,185	10,545	10,935	12,038	11,403	11,476	12,282	13,176
FTSE Broad Investment Grade Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE Broad Investment Grade Bond Index
Accumulated Value	10,000			10,444	10,534	10,318	11,519	12,246	12,200	10,255	10,284	11,386	12,093
Bloomberg U S Credit Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Credit Index
Accumulated Value	10,000			10,687	11,027	10,717	12,312	13,132	13,381	10,850	11,141	12,597	13,439
FTSE Non U S Dollar World Government Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE Non-U.S. Dollar World Government Bond Index
Accumulated Value	10,000			10,734	10,812	10,567	11,545	12,121	11,598	8,392	8,503	9,214	9,655
Custom Invesco International Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Custom Invesco International Bond Index
Accumulated Value	10,000			10,947	11,302	10,856	12,181	12,383	12,254	9,226	9,810	10,833	11,791
JP Morgan EMBI Global Diversified Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JP Morgan EMBI Global Diversified Index
Accumulated Value	10,000			11,170	11,876	11,355	12,984	13,111	13,690	10,379	11,246	13,289	14,985
Russell Midcap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap® Growth Index
Accumulated Value	$ 10,000			$ 10,040	$ 12,675	$ 13,454	$ 16,001	$ 19,382	$ 27,024	$ 19,204	$ 19,847	$ 27,522	$ 32,914